NOTES PAYABLE-OTHER: (Details Textual) (USD $)	0 Months Ended	1 Months Ended
	Mar. 10, 2013	Jul. 21, 2012	Jul. 31, 2013	Jun. 14, 2013	Dec. 31, 2012	Dec. 26, 2012	Oct. 31, 2012	Sep. 25, 2012	May 14, 2012	Oct. 31, 2011
Schedule Of Notes Payable other [Line Items]
Interest Related To Promissory Note	$ 37,000	$ 37,000
Long-term Debt, Gross	250,000	250,000						100,000
Debt Instrument, Interest Rate, Stated Percentage		33.00%
Debt Instrument, Maturity Date		Dec. 31, 2012
Issuance of notes		$ 250,000	$ 76,491			$ 100,000	$ 158,824
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001			$ 0.001			$ 0.001
Debt Instrument, Convertible, Conversion Price					$ 3.75				$ 10.625